Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of such awards. No stock options were granted during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method	During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of such awards. No stock options were granted during the period beginning four business days before the filing of a periodic report
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we did not time the disclosure of material nonpublic information for the purpose of affecting the value of such awards.
MNPI Disclosure Timed for Compensation Value	false